Related and Interested Parties (Balances with Interested Parties) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Other current assets	$ 19	$ 34
Other current liabilities	$ 1	$ 2